Borrowings (Tables)	6 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt

Current liabilities	December 31, 2022 $’000	June 30, 2022 $’000
Interest-bearing borrowings – external parties	901	—
Interest-bearing borrowings – related parties	19,661	—
Credit card liability	3	74

Current liabilities	20,565	74

Interest-bearing borrowings – external parties	135,873	88,269
Interest-bearing borrowings – related parties	8,988	—

Total borrowings	165,426	88,343

Disclosure In Tabular Form Of Movements In Long Term Debt

Borrowings Rollforward	December 31, 2022 $’000	June 30, 2022 $’000
Opening Balance – July 1	88,343	80,332
Drawdowns of facilities	180,000	117,527
Transaction costs paid	(16,496)	(3,888)
Repayment of borrowings	(92,929)	(72,407)
Accrued Interest	6,942	12,761
Conversion of convertible notes	—	(42,570)
Credit card borrowings	(70)	49
Foreign currency translations movements	(364)	(3,461)

Closing Balance – December 31 and June 30	165,426	88,343